Shareholder Report, Average Annual Return (Details)		3 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended	60 Months Ended	88 Months Ended	120 Months Ended
	Jan. 31, 2017	May 31, 2014	May 31, 2014	May 31, 2024	May 31, 2014	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
C000244046
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Zacks All-Cap Core Fund - Institutional
C000244048
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Zacks Dividend Fund - Institutional
C000244047
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Zacks Dividend Fund - Investor
C000244050
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Zacks Small-Cap Core Fund - Institutional
C000244049
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Zacks Small-Cap Core Fund - Investor
Without Sales Load [Member] | C000244046
Average Annual Return [Line Items]
Average Annual Return, Percent				18.48%		29.77%	14.72%		11.49%
Without Sales Load [Member] | C000244048
Average Annual Return [Line Items]
Average Annual Return, Percent				13.13%		20.92%	9.65%	8.97%
Without Sales Load [Member] | C000244047
Average Annual Return [Line Items]
Average Annual Return, Percent				13.06%		20.86%	9.64%		8.26%
Without Sales Load [Member] | C000244050
Average Annual Return [Line Items]
Average Annual Return, Percent				16.08%		22.72%	10.08%		8.50%
Without Sales Load [Member] | C000244049
Average Annual Return [Line Items]
Average Annual Return, Percent				15.97%		22.45%	9.80%		8.22%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent				15.99%		27.58%	15.00%		12.09%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				16.03%		28.01%	15.42%	13.83%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent				13.60%		21.71%	10.74%	8.91%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				16.03%		28.01%	15.42%		12.40%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent				13.60%		21.71%	10.74%		8.61%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent				15.99%		27.58%	15.00%		12.09%
Russell 2000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				14.43%		18.32%	7.15%		6.20%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent				15.99%		27.58%	15.00%		12.09%
Russell 2000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				14.43%		18.32%	7.15%		6.20%